UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® GNMA Fund

October 31, 2015

1.809097.112
MOG-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 93.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 0.1%
1.899% 2/1/33 (a)	58	60
1.91% 3/1/35 (a)	54	56
1.94% 7/1/35 (a)	36	38
1.948% 10/1/33 (a)	34	36
1.959% 12/1/34 (a)	96	100
1.973% 9/1/33 (a)	841	882
2.05% 3/1/35 (a)	9	9
2.097% 1/1/35 (a)	353	371
2.148% 3/1/36 (a)	308	325
2.23% 7/1/34 (a)	57	59
2.244% 3/1/33 (a)	173	182
2.278% 6/1/47 (a)	278	296
2.334% 7/1/36 (a)	189	200
2.395% 11/1/36 (a)	416	443
2.41% 8/1/35 (a)	551	585
2.424% 10/1/33 (a)	79	84
2.462% 5/1/35 (a)	540	574
2.647% 7/1/34 (a)	923	984
2.686% 9/1/34 (a)	484	516
2.924% 8/1/35 (a)	972	1,036
5.5% 12/1/17 to 3/1/20	323	343
6.5% 10/1/17	35	37
7% 11/1/16 to 3/1/17	141	145
7.5% 4/1/17	5	6
8.5% 12/1/27	74	88
9.5% 9/1/30	14	17
10.25% 10/1/18	2	2
		7,474
Freddie Mac - 0.2%
1.825% 3/1/37 (a)	34	35
1.981% 12/1/35 (a)	480	506
2.061% 11/1/35 (a)	480	506
2.274% 6/1/33(a)	462	488
2.32% 10/1/36 (a)	549	581
2.35% 7/1/35 (a)	289	308
2.375% 12/1/35 (a)	3,160	3,368
2.383% 10/1/35 (a)	261	277
2.436% 5/1/37 (a)	136	145
2.489% 4/1/36 (a)	336	358
2.518% 6/1/33 (a)	1,254	1,336
2.59% 3/1/35 (a)	2,031	2,165
2.61% 8/1/34 (a)	154	163
2.698% 6/1/33 (a)	1,399	1,491
2.76% 3/1/33 (a)	11	12
5.5% 7/1/24 to 1/1/25	1,233	1,366
8.5% 10/1/18 to 6/1/25	18	20
9% 7/1/18 to 3/1/20	1	1
9.5% 7/1/30	37	42
10% 7/1/16	1	1
		13,169
Ginnie Mae - 92.8%
2.5% 2/20/41 to 3/20/43	66,932	66,171
3% 5/15/27 to 9/20/45	1,011,251	1,035,080
3% 12/1/45 (b)	94,800	96,611
3.5% 9/15/26 to 6/20/45 (c)	1,179,664	1,239,636
3.5% 11/1/45 (b)	358,500	375,613
3.5% 11/1/45 (b)	190,100	199,174
3.5% 11/1/45 (b)	71,200	74,599
3.7% 10/15/42	16,572	17,564
3.75% 8/20/45 to 9/20/45	7,355	7,768
3.75% 10/20/45	5,455	5,761
4% 2/20/33 to 7/20/45 (d)	1,037,510	1,109,411
4% 11/1/45 (b)	39,300	41,829
4.3% 8/20/61 (e)	9,710	10,170
4.5% 7/15/33 to 7/20/45	650,636	708,250
4.5% 11/1/45 (b)	18,500	19,910
4.649% 2/20/62 (e)	6,975	7,440
4.682% 2/20/62 (e)	8,852	9,426
4.875% 9/15/39 to 12/15/39	11,998	13,210
5% 8/15/18 to 4/15/41	271,622	303,989
5.35% 4/20/29 to 12/20/30	15,953	17,443
5.391% 11/20/59 (e)	36,392	37,946
5.5% 12/20/18 to 3/20/40	62,952	71,131
6% 8/15/17 to 3/15/39	23,874	27,486
6.45% 10/15/31 to 8/15/32	652	773
6.5% 5/15/23 to 1/15/39	15,226	17,620
7% 12/20/16 to 9/20/34	26,336	30,867
7.25% 9/15/27	48	56
7.395% 6/20/25 to 2/20/27	670	773
7.5% 9/15/21 to 9/20/32	11,044	13,031
8% 12/15/19 to 9/15/31	3,006	3,568
8.5% 6/15/16 to 2/15/31	335	384
9% 9/15/19 to 5/15/30	271	308
9.5% 12/20/15 to 3/20/17	13	13
10.5% 2/15/16 to 10/15/18	17	17
		5,563,028
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,514,412)		5,583,671

Collateralized Mortgage Obligations - 16.8%
U.S. Government Agency - 16.8%
Fannie Mae planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	2,971	3,337
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (a)(f)	$445	$85
Series 339 Class 5, 5.5% 7/25/33 (f)	587	123
Series 343 Class 16, 5.5% 5/25/34 (f)	475	91
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	895	1,081
Series 40 Class K, 6.5% 8/17/24	321	361
sequential payer Series 2204 Class N, 7.5% 12/20/29	2,032	2,425
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	9,113	10,208
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.5443% 5/20/31 (a)	186	187
Series 2002-41 Class HF, 0.599% 6/16/32 (a)	211	213
Series 2007-37 Class TS, 6.491% 6/16/37 (a)(f)(g)	2,546	446
Series 2008-51 Class FE, 0.949% 6/16/38 (a)	558	567
Series 2008-57 Class AF, 0.7743% 7/20/38 (a)	1,916	1,940
Series 2010-130 Class KF, 0.849% 10/16/40 (a)	3,877	3,935
Series 2010-H03 Class FA, 0.7443% 3/20/60 (a)(e)	29,637	29,513
Series 2010-H17 Class FA, 0.5243% 7/20/60 (a)(e)	15,939	15,868
Series 2010-H18 Class AF, 0.5012% 9/20/60 (a)(e)	19,332	19,117
Series 2010-H19 Class FG, 0.5012% 8/20/60 (a)(e)	23,075	22,823
Series 2010-H27 Series FA, 0.5812% 12/20/60 (a)(e)	6,491	6,438
Series 2011-H05 Class FA, 0.7012% 12/20/60 (a)(e)	11,307	11,267
Series 2011-H07 Class FA, 0.7012% 2/20/61 (a)(e)	4,802	4,785
Series 2011-H12 Class FA, 0.6912% 2/20/61 (a)(e)	26,206	26,118
Series 2011-H13 Class FA, 0.7012% 4/20/61 (a)(e)	10,027	9,991
Series 2011-H14:
Class FB, 0.7012% 5/20/61 (a)(e)	11,498	11,453
Class FC, 0.7012% 5/20/61 (a)(e)	10,625	10,586
Series 2011-H17 Class FA, 0.7312% 6/20/61 (a)(e)	14,771	14,736
Series 2011-H21 Class FA, 0.8012% 10/20/61 (a)(e)	16,394	16,395
Series 2012-48 Class FA, 0.549% 4/16/42 (a)	1,192	1,200
Series 2012-76 Class GF 0.499% 6/16/42 (a)	1,387	1,391
Series 2012-H01 Class FA, 0.9012% 11/20/61 (a)(e)	14,060	14,090
Series 2012-H03 Class FA, 0.9012% 1/20/62 (a)(e)	9,143	9,162
Series 2012-H06 Class FA, 0.8312% 1/20/62 (a)(e)	13,901	13,916
Series 2012-H07 Class FA, 0.8312% 3/20/62 (a)(e)	8,557	8,576
Series 2012-H26, Class CA, 0.7312% 7/20/60 (a)(e)	39,414	39,391
Series 2015-H13 Class FL, 0.4812% 5/20/63 (a)(e)	57,327	57,145
Series 2015-H19 Class FA, 0.4012% 4/20/63 (a)(e)	44,294	44,076
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	3,383	3,861
Series 2002-50 Class PE, 6% 7/20/32	4,048	4,653
Series 2003-70 Class LE, 5% 7/20/32	4,569	4,629
Series 2004-19 Class DP, 5.5% 3/20/34	359	379
Series 2004-64 Class KE, 5.5% 12/20/33	4,078	4,216
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,211
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,705
Series 2006-50 Class JC, 5% 6/20/36	5,321	5,834
Series 2007-2 Class PC, 5.5% 6/20/35	12,063	12,639
Series 2010-117 Class E, 3% 10/20/39	10,076	10,338
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	4,946	784
Series 2011-52 Class PA, 4.25% 2/16/41	25,505	27,226
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	1,605	1,811
Series 2001-49 Class Z, 7% 10/16/31	854	1,010
Series 2002-18 Class ZB, 6% 3/20/32	1,561	1,780
Series 2002-24 Class SK, 7.751% 4/16/32 (a)(f)(g)	1,029	220
Series 2002-29:
Class SK, 8.25% 5/20/32 (a)(g)	111	133
Class Z, 6.5% 5/16/32	2,206	2,570
Series 2002-33 Class ZJ, 6.5% 5/20/32	1,494	1,745
Series 2002-42 Class ZA, 6% 6/20/32	1,047	1,194
Series 2002-43 Class Z, 6.5% 6/20/32	2,804	3,269
Series 2002-45 Class Z, 6% 6/20/32	622	715
Series 2003-75 Class ZA, 5.5% 9/20/33	3,776	4,143
Series 2004-24 Class ZM, 5% 4/20/34	8,618	9,505
Series 2004-46 Class BZ, 6% 6/20/34	4,554	5,216
Series 2004-61 Class Z, 5% 8/16/34	19,406	22,193
Series 2004-86 Class G, 6% 10/20/34	6,273	7,660
Series 2005-26 Class ZA, 5.5% 1/20/35	17,356	20,169
Series 2005-28 Class AJ, 5.5% 4/20/35	10,160	10,859
Series 2005-47 Class ZY, 6% 6/20/35	7,424	9,069
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,210
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,970
Series 2006-2 Class Z, 5.5% 1/20/36	11,099	12,739
Series 2008-17 Class BN, 5% 2/20/38	7,804	8,471
Series 2011-21 Class SB, 9.102% 2/16/41 (a)(g)	15,000	17,192
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,844
Series 1999-40 Class SE, 8.751% 11/16/29 (a)(f)(g)	345	15
Series 1999-43:
Class SJ, 7.801% 11/16/29 (a)(f)(g)	2,228	292
Class UN, 7.801% 11/16/29 (a)(f)	921	68
Series 1999-45 Class SC, 8.401% 12/16/29 (a)(f)	604	18
Series 1999-46 Class SJ, 8.351% 12/16/29 (a)(f)	897	134
Series 2000-35 Class SA, 7.751% 12/16/26 (a)(f)(g)	2,192	481
Series 2000-36 Class S, 7.751% 11/16/30 (a)(f)	1,621	340
Series 2000-8:
Class SA, 8.251% 1/16/30 (a)(f)(g)	302	15
Class SB, 8.251% 1/16/30 (a)(f)	1,541	233
Series 2001-3 Class S, 7.901% 2/16/31 (a)(f)	312	65
Series 2001-36:
Class SB, 7.901% 12/16/23 (a)(f)(g)	868	157
Class SP, 8.551% 9/16/26 (a)(f)	600	95
Series 2001-38 Class SB, 7.381% 8/16/31(a)(f)(g)	521	103
Series 2001-41 Class SG, 8.551% 9/16/31 (a)(f)	317	46
Series 2001-49:
Class SC, 7.401% 12/16/25 (a)(f)(g)	1,134	192
Class SL, 7.401% 5/16/30 (a)(f)(g)	1,481	285
Class SV, 8.051% 12/16/28 (a)(f)(g)	524	35
Series 2001-50:
Class SD, 8.0058% 11/20/31 (a)(f)(g)	886	221
Class ST, 7.501% 8/16/27 (a)(f)(g)	347	72
Class SV, 9.101% 9/16/27 (a)(f)	1,445	222
Series 2001-65 Class SV, 7.9058% 2/20/29 (a)(f)(g)	2,020	514
Series 2002-21 Class SV, 7.901% 3/16/32 (a)(f)(g)	2,694	623
Series 2002-5 Class SP, 7.251% 1/16/32 (a)(f)(g)	553	96
Series 2003-23 Class S, 6.351% 12/16/29 (a)(f)(g)	2,570	475
Series 2003-42 Class SH, 6.3558% 5/20/33 (a)(f)(g)	1,027	215
Series 2004-32 Class GS, 6.301% 5/16/34 (a)(f)(g)	747	168
Series 2004-59 Class SC, 7.001% 8/16/34 (a)(f)	4,403	1,038
Series 2004-73 Class AL, 7.001% 8/17/34 (a)(f)(g)	1,602	312
Series 2005-13 Class SA, 6.6058% 2/20/35 (a)(f)(g)	9,395	1,708
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,207
Series 2005-82 Class NS, 6.1058% 7/20/34 (a)(f)	9,612	1,710
Series 2006-13 Class DS, 10.8086% 3/20/36 (a)(g)	9,338	11,919
Series 2007-35 Class SC, 39.006% 6/16/37 (a)(g)	2,880	5,643
Series 2008-15 Class CI, 6.2958% 2/20/38 (a)(f)	4,330	696
Series 2008-88 Class BZ, 5.5% 5/20/33	19,274	21,271
Series 2009-13 Class E, 4.5% 3/16/39	7,592	8,056
Series 2009-42 Class AY, 5% 6/16/37	4,994	5,505
Series 2010-14 Class SN, 5.751% 2/16/40 (a)(f)(g)	6,308	1,231
Series 2010-167 Class KW, 5% 9/20/36	231	232
Series 2010-98 Class HS, 6.4058% 8/20/40 (a)(f)	4,576	664
Series 2010-H10 Class FA, 0.5243% 5/20/60 (a)(e)	11,162	11,052
Series 2010-H12 Class PT, 5.47% 11/20/59 (e)	7,722	8,032
Series 2011-52 Class HI, 7% 4/16/41 (f)	1,070	250
Series 2012-64 Class KB, 6.2655% 5/20/41 (a)	2,057	2,362
Series 2012-76 Class GS, 6.501% 6/16/42 (a)(f)(g)	4,211	844
Series 2013-116 Class PT, 3.5% 8/16/43	28,373	29,827
Series 2013-124:
Class ES, 8.4077% 4/20/39 (a)(g)	10,596	11,846
Class ST, 8.541% 8/20/39 (a)(g)	19,904	23,412
Series 2013-147 Class A/S, 5.9558% 10/20/43 (a)(f)	8,147	1,308
Series 2013-39 Class GS, 9.1115% 3/20/41 (a)	58,981	69,319
Series 2015-H13 Class HA, 2.5% 8/20/64 (e)	80,730	82,415
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	30,551	31,194
Series 2015-H21:
Class HZ, 4.5682% 6/20/63 (a)(e)	5,019	5,624
Class JZ, 4.7309% 6/20/65 (a)(e)	1,004	1,141
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.3558% 7/20/40 (a)(f)	5,132	747
		1,004,943
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $980,208)		1,004,943

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (a)(f)	4,788	13
Series 2001-12 Class X, 0.643% 7/16/40 (a)(f)	1,337	1
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.63% 9/16/42 (a)(f)	11,857	246
Series 2002-62 Class IO, 1.1372% 8/16/42 (a)(f)	2,903	68
Series 2002-85 Class X, 0.611% 3/16/42 (a)(f)	3,778	69
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,595)		397
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 3.5%
Investments in repurchase agreements in a joint trading account at 0.1%, dated 10/30/15 due 11/2/15 (Collateralized by U.S. Government Obligations) #
(Cost $208,151)	208,151	208,151
TOTAL INVESTMENT PORTFOLIO - 113.4%
(Cost $6,714,366)		6,797,162
NET OTHER ASSETS (LIABILITIES) - (13.4)%		(801,474)
NET ASSETS - 100%		$5,995,688

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 11/1/45	$(94,800)	$(96,822)
3.5% 11/1/45	(6,000)	(6,286)
TOTAL TBA SALE COMMITMENTS
(Proceeds $103,160)		$(103,108)

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Dec. 2017	$73,300	3-month LIBOR	1.5%	$(137)	$0	$(137)
LCH	Dec. 2020	216,200	3-month LIBOR	2%	(915)	0	(915)
LCH	Dec. 2025	127,400	3-month LIBOR	2.5%	(2,550)	0	(2,550)
LCH	Dec. 2045	23,700	3-month LIBOR	2.75%	(946)	0	(946)

TOTAL INTEREST RATE SWAPS					$(4,548)	$0	$(4,548)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,625,000.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $18,397,000.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$208,151,000 due 11/02/15 at 0.10%
Commerz Markets LLC	$208,151
$208,151

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $6,714,921,000. Net unrealized appreciation aggregated $82,241,000, of which $113,841,000 related to appreciated investment securities and $31,600,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2042 Fund℠

October 31, 2015

1.867292.108
RW42-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 59.5%
	Shares	Value
Domestic Equity Funds - 48.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	115,256	$2,244,044
Fidelity Blue Chip Growth Fund (a)	30,194	2,081,864
Fidelity Equity-Income Fund (a)	58,337	3,203,885
Fidelity Large Cap Stock Fund (a)	87,506	2,402,914
Fidelity Series 100 Index Fund (a)	150,532	2,081,864
Fidelity Series Broad Market Opportunities Fund (a)	241,146	3,687,116
Fidelity Series Small Cap Opportunities Fund (a)	25,912	321,051

TOTAL DOMESTIC EQUITY FUNDS		16,022,738

International Equity Funds - 11.1%
Fidelity Advisor International Discovery Fund Class I (a)	91,402	3,660,638
TOTAL EQUITY FUNDS
(Cost $16,998,039)		19,683,376

Fixed-Income Funds - 32.4%
High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund (a)	103,126	979,701
Fidelity Strategic Income Fund (a)	93,662	979,701

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,959,402

Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund (a)	168,031	1,750,884
Fidelity Strategic Real Return Fund (a)	204,542	1,750,884
Fidelity Total Bond Fund (a)	502,318	5,259,269

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		8,761,037

TOTAL FIXED-INCOME FUNDS
(Cost $10,932,455)		10,720,439

Short-Term Funds - 8.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	1,347,088	1,347,088
Fidelity Short-Term Bond Fund (a)	156,821	1,347,088
TOTAL SHORT-TERM FUNDS
(Cost $2,691,419)		2,694,176
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $30,621,913)		33,097,991
NET OTHER ASSETS (LIABILITIES) - 0.0%		(648)
NET ASSETS - 100%		$33,097,343

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$4,025,806	$192,962	$355,071	$--	$3,660,638
Fidelity Advisor Mid Cap II Fund Class I	2,448,612	124,231	212,486	--	2,244,044
Fidelity Blue Chip Growth Fund	2,275,769	218,312	227,085	768	2,081,864
Fidelity Capital & Income Fund	1,076,669	39,863	105,011	9,499	979,701
Fidelity Equity-Income Fund	3,500,075	200,242	323,458	19,767	3,203,885
Fidelity Government Income Fund	1,901,275	134,358	270,338	6,587	1,750,884
Fidelity Institutional Money Market Portfolio Institutional Class	1,411,553	101,294	165,759	584	1,347,088
Fidelity Large Cap Stock Fund	2,625,056	161,802	273,220	--	2,402,914
Fidelity Series 100 Index Fund	2,275,769	93,035	281,708	--	2,081,864
Fidelity Series Broad Market Opportunities Fund	4,025,806	237,609	429,368	--	3,687,116
Fidelity Series Small Cap Opportunities Fund	349,287	37,024	29,448	663	321,051
Fidelity Short-Term Bond Fund	1,411,553	102,936	167,364	3,081	1,347,088
Fidelity Strategic Income Fund	1,076,669	49,942	129,690	8,857	979,701
Fidelity Strategic Real Return Fund	1,901,275	116,874	218,463	13,980	1,750,884
Fidelity Total Bond Fund	5,703,822	375,170	742,858	58,339	5,259,269
Total	$36,008,996	$2,185,654	$3,931,327	$122,125	$33,097,991

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $30,702,298. Net unrealized appreciation aggregated $2,395,693, of which $2,883,641 related to appreciated investment securities and $487,948 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2020 Fund℠

October 31, 2015

1.858582.109
RW20-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 20.8%
	Shares	Value
Domestic Equity Funds - 20.5%
Fidelity Advisor Mid Cap II Fund Class I (a)	12,945	$252,038
Fidelity Blue Chip Growth Fund (a)	3,400	234,413
Fidelity Equity-Income Fund (a)	6,563	360,432
Fidelity Large Cap Stock Fund (a)	9,852	270,545
Fidelity Series 100 Index Fund (a)	16,950	234,413
Fidelity Series Broad Market Opportunities Fund (a)	27,147	415,070
Fidelity Series Small Cap Opportunities Fund (a)	2,916	36,131

TOTAL DOMESTIC EQUITY FUNDS		1,803,042

International Equity Funds - 0.3%
Fidelity Advisor International Discovery Fund Class I (a)	726	29,081
TOTAL EQUITY FUNDS
(Cost $1,244,063)		1,832,123

Fixed-Income Funds - 40.5%
Investment Grade Fixed-Income Funds - 40.5%
Fidelity Government Income Fund (a)	68,504	713,814
Fidelity Strategic Real Return Fund (a)	83,390	713,815
Fidelity Total Bond Fund (a)	204,615	2,142,325
TOTAL FIXED-INCOME FUNDS
(Cost $3,622,233)		3,569,954

Short-Term Funds - 38.7%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	1,705,224	1,705,224
Fidelity Short-Term Bond Fund (a)	198,513	1,705,224
TOTAL SHORT-TERM FUNDS
(Cost $3,395,871)		3,410,448
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,262,167)		8,812,525
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,031)
NET ASSETS - 100%		$8,811,494

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$72,232	$2,431	$41,090	$--	$29,081
Fidelity Advisor Mid Cap II Fund Class I	260,741	26,117	22,937	--	252,038
Fidelity Blue Chip Growth Fund	242,243	35,996	24,132	88	234,413
Fidelity Equity-Income Fund	372,613	40,015	34,633	2,307	360,432
Fidelity Government Income Fund	724,966	51,932	56,910	2,686	713,814
Fidelity Institutional Money Market Portfolio Institutional Class	1,624,121	145,586	64,482	724	1,705,224
Fidelity Large Cap Stock Fund	279,240	30,897	28,787	--	270,545
Fidelity Series 100 Index Fund	242,243	20,780	29,735	--	234,413
Fidelity Series Broad Market Opportunities Fund	428,109	46,812	45,959	--	415,070
Fidelity Series Small Cap Opportunities Fund	36,997	5,769	2,699	77	36,131
Fidelity Short-Term Bond Fund	1,625,227	144,708	64,718	3,830	1,705,224
Fidelity Strategic Real Return Fund	724,966	44,644	36,546	5,905	713,815
Fidelity Total Bond Fund	2,174,016	139,940	140,620	16,002	2,142,325
Total	$8,807,714	$735,627	$593,248	$31,619	$8,812,525

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $8,310,373. Net unrealized appreciation aggregated $502,152, of which $612,068 related to appreciated investment securities and $109,916 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2038 Fund℠

October 31, 2015

1.867283.108
RW38-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.8%
	Shares	Value
Domestic Equity Funds - 46.5%
Fidelity Advisor Mid Cap II Fund Class I (a)	21,011	$409,078
Fidelity Blue Chip Growth Fund (a)	5,514	380,172
Fidelity Equity-Income Fund (a)	10,641	584,397
Fidelity Large Cap Stock Fund (a)	15,973	438,612
Fidelity Series 100 Index Fund (a)	27,489	380,172
Fidelity Series Broad Market Opportunities Fund (a)	43,975	672,370
Fidelity Series Small Cap Opportunities Fund (a)	4,717	58,440

TOTAL DOMESTIC EQUITY FUNDS		2,923,241

International Equity Funds - 9.3%
Fidelity Advisor International Discovery Fund Class I (a)	14,513	581,255
TOTAL EQUITY FUNDS
(Cost $2,978,310)		3,504,496

Fixed-Income Funds - 33.0%
High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund (a)	17,727	168,407
Fidelity Strategic Income Fund (a)	16,100	168,407

TOTAL HIGH YIELD FIXED-INCOME FUNDS		336,814

Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (a)	33,349	347,496
Fidelity Strategic Real Return Fund (a)	40,595	347,496
Fidelity Total Bond Fund (a)	99,449	1,041,229

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,736,221

TOTAL FIXED-INCOME FUNDS
(Cost $2,093,160)		2,073,035

Short-Term Funds - 11.2%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	353,152	353,152
Fidelity Short-Term Bond Fund (a)	41,112	353,152
TOTAL SHORT-TERM FUNDS
(Cost $703,614)		706,304
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,775,084)		6,283,835
NET OTHER ASSETS (LIABILITIES) - 0.0%		(190)
NET ASSETS - 100%		$6,283,645

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$624,716	$27,860	$40,238	$--	$581,255
Fidelity Advisor Mid Cap II Fund Class I	436,299	20,647	27,556	--	409,078
Fidelity Blue Chip Growth Fund	404,896	38,539	30,381	141	380,172
Fidelity Capital & Income Fund	180,399	5,123	11,767	1,634	168,407
Fidelity Equity-Income Fund	622,712	34,919	43,021	3,669	584,397
Fidelity Government Income Fund	368,816	22,991	41,445	1,309	347,496
Fidelity Institutional Money Market Portfolio Institutional Class	368,148	20,987	35,983	155	353,152
Fidelity Large Cap Stock Fund	467,034	27,919	37,272	--	438,612
Fidelity Series 100 Index Fund	404,896	14,569	39,348	--	380,172
Fidelity Series Broad Market Opportunities Fund	716,252	41,155	60,018	--	672,370
Fidelity Series Small Cap Opportunities Fund	62,138	6,493	3,763	122	58,440
Fidelity Short-Term Bond Fund	368,148	21,516	36,509	819	353,152
Fidelity Strategic Income Fund	180,399	6,718	15,803	1,524	168,407
Fidelity Strategic Real Return Fund	368,816	19,479	31,323	2,798	347,496
Fidelity Total Bond Fund	1,107,787	62,023	113,404	7,808	1,041,229
Total	$6,681,456	$370,938	$567,831	$19,979	$6,283,835

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $5,797,586. Net unrealized appreciation aggregated $486,249, of which $570,215 related to appreciated investment securities and $83,966 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2018 Fund℠

October 31, 2015

1.858579.109
RW18-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 10.8%
	Shares	Value
Domestic Equity Funds - 10.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	4,753	$92,535
Fidelity Blue Chip Growth Fund (a)	1,244	85,794
Fidelity Equity-Income Fund (a)	2,399	131,755
Fidelity Large Cap Stock Fund (a)	3,593	98,663
Fidelity Series 100 Index Fund (a)	6,203	85,794
Fidelity Series Broad Market Opportunities Fund (a)	9,900	151,365
Fidelity Series Small Cap Opportunities Fund (a)	1,088	13,482
TOTAL EQUITY FUNDS
(Cost $476,629)		659,388

Fixed-Income Funds - 20.1%
Investment Grade Fixed-Income Funds - 20.1%
Fidelity Government Income Fund (a)	23,642	246,350
Fidelity Strategic Real Return Fund (a)	28,779	246,350
Fidelity Total Bond Fund (a)	70,529	738,437
TOTAL FIXED-INCOME FUNDS
(Cost $1,235,146)		1,231,137

Short-Term Funds - 69.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	2,673,086	2,673,086
Fidelity Short-Term Bond Fund (a)	182,131	1,564,507
TOTAL SHORT-TERM FUNDS
(Cost $4,229,555)		4,237,593
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $5,941,330)		6,128,118
NET OTHER ASSETS (LIABILITIES) - 0.0%		(669)
NET ASSETS - 100%		$6,127,449

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$101,827	$12,280	$16,904	$--	$92,535
Fidelity Blue Chip Growth Fund	94,554	15,880	17,215	32	85,794
Fidelity Equity-Income Fund	144,861	19,310	25,589	844	131,755
Fidelity Government Income Fund	278,812	31,958	62,248	975	246,350
Fidelity Institutional Money Market Portfolio Institutional Class	2,450,520	471,337	248,771	1,083	2,673,086
Fidelity Large Cap Stock Fund	109,101	14,315	20,463	--	98,663
Fidelity Series 100 Index Fund	94,554	11,525	20,478	--	85,794
Fidelity Series Broad Market Opportunities Fund	166,681	22,110	31,800	--	151,365
Fidelity Series Small Cap Opportunities Fund	14,547	2,360	1,947	27	13,482
Fidelity Short-Term Bond Fund	1,489,828	223,433	148,599	3,436	1,564,507
Fidelity Strategic Real Return Fund	278,813	31,104	56,403	2,066	246,350
Fidelity Total Bond Fund	837,043	97,198	184,224	5,817	738,437
Total	$6,061,141	$952,810	$834,641	$14,280	$6,128,118

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $5,967,275. Net unrealized appreciation aggregated $160,843, of which $190,075 related to appreciated investment securities and $29,232 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2032 Fund℠

October 31, 2015

1.858595.109
RW32-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 50.7%
	Shares	Value
Domestic Equity Funds - 43.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	25,195	$490,538
Fidelity Blue Chip Growth Fund (a)	6,604	455,328
Fidelity Equity-Income Fund (a)	12,764	700,997
Fidelity Large Cap Stock Fund (a)	19,146	525,748
Fidelity Series 100 Index Fund (a)	32,923	455,328
Fidelity Series Broad Market Opportunities Fund (a)	52,703	805,827
Fidelity Series Small Cap Opportunities Fund (a)	5,684	70,420

TOTAL DOMESTIC EQUITY FUNDS		3,504,186

International Equity Funds - 6.9%
Fidelity Advisor International Discovery Fund Class I (a)	13,767	551,355
TOTAL EQUITY FUNDS
(Cost $3,319,310)		4,055,541

Fixed-Income Funds - 34.6%
High Yield Fixed-Income Funds - 4.6%
Fidelity Capital & Income Fund (a)	19,374	184,052
Fidelity Strategic Income Fund (a)	17,596	184,052

TOTAL HIGH YIELD FIXED-INCOME FUNDS		368,104

Investment Grade Fixed-Income Funds - 30.0%
Fidelity Government Income Fund (a)	46,001	479,335
Fidelity Strategic Real Return Fund (a)	55,997	479,335
Fidelity Total Bond Fund (a)	137,422	1,438,803

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,397,473

TOTAL FIXED-INCOME FUNDS
(Cost $2,851,332)		2,765,577

Short-Term Funds - 14.7%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	590,566	590,566
Fidelity Short-Term Bond Fund (a)	68,750	590,566
TOTAL SHORT-TERM FUNDS
(Cost $1,179,054)		1,181,132
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $7,349,696)		8,002,250
NET OTHER ASSETS (LIABILITIES) - 0.0%		(224)
NET ASSETS - 100%		$8,002,026

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$596,605	$24,760	$40,574	$--	$551,355
Fidelity Advisor Mid Cap II Fund Class I	525,662	23,742	34,701	--	490,538
Fidelity Blue Chip Growth Fund	488,054	45,535	38,749	171	455,328
Fidelity Capital & Income Fund	198,299	3,798	12,261	1,781	184,052
Fidelity Equity-Income Fund	751,312	39,791	53,891	4,346	700,997
Fidelity Government Income Fund	510,277	27,244	54,153	1,796	479,335
Fidelity Institutional Money Market Portfolio Institutional Class	623,102	27,151	59,687	260	590,566
Fidelity Large Cap Stock Fund	563,270	32,403	47,203	--	525,748
Fidelity Series 100 Index Fund	488,054	16,442	49,296	--	455,328
Fidelity Series Broad Market Opportunities Fund	864,137	46,993	75,442	--	805,827
Fidelity Series Small Cap Opportunities Fund	75,217	7,711	4,765	148	70,420
Fidelity Short-Term Bond Fund	623,102	27,889	60,373	1,371	590,566
Fidelity Strategic Income Fund	198,299	5,227	16,312	1,661	184,052
Fidelity Strategic Real Return Fund	510,277	22,449	40,294	3,821	479,335
Fidelity Total Bond Fund	1,531,683	73,054	144,907	10,712	1,438,803
Total	$8,547,350	$424,189	$732,608	$26,067	$8,002,250

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $7,363,201. Net unrealized appreciation aggregated $639,049, of which $758,800 related to appreciated investment securities and $119,751 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2022 Fund℠

October 31, 2015

1.858584.109
RW22-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 29.5%
	Shares	Value
Domestic Equity Funds - 27.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	28,238	$549,793
Fidelity Blue Chip Growth Fund (a)	7,404	510,522
Fidelity Equity-Income Fund (a)	14,301	785,418
Fidelity Large Cap Stock Fund (a)	21,452	589,064
Fidelity Series 100 Index Fund (a)	36,914	510,522
Fidelity Series Broad Market Opportunities Fund (a)	59,073	903,231
Fidelity Series Small Cap Opportunities Fund (a)	6,339	78,542

TOTAL DOMESTIC EQUITY FUNDS		3,927,092

International Equity Funds - 2.5%
Fidelity Advisor International Discovery Fund Class I (a)	9,224	369,437
TOTAL EQUITY FUNDS
(Cost $3,775,278)		4,296,529

Fixed-Income Funds - 40.8%
High Yield Fixed-Income Funds - 0.3%
Fidelity Capital & Income Fund (a)	2,450	23,272
Fidelity Strategic Income Fund (a)	2,225	23,272

TOTAL HIGH YIELD FIXED-INCOME FUNDS		46,544

Investment Grade Fixed-Income Funds - 40.5%
Fidelity Government Income Fund (a)	113,064	1,178,127
Fidelity Strategic Real Return Fund (a)	137,632	1,178,127
Fidelity Total Bond Fund (a)	337,294	3,531,468

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,887,722

TOTAL FIXED-INCOME FUNDS
(Cost $6,100,708)		5,934,266

Short-Term Funds - 29.7%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	2,156,991	2,156,991
Fidelity Short-Term Bond Fund (a)	251,105	2,156,991
TOTAL SHORT-TERM FUNDS
(Cost $4,311,151)		4,313,982
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $14,187,137)		14,544,777
NET OTHER ASSETS (LIABILITIES) - 0.0%		(156)
NET ASSETS - 100%		$14,544,621

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$395,796	$38,443	$45,588	$--	$369,437
Fidelity Advisor Mid Cap II Fund Class I	578,814	62,131	64,724	--	549,793
Fidelity Blue Chip Growth Fund	538,640	83,916	68,030	196	510,522
Fidelity Capital & Income Fund	59,518	2,915	37,148	446	23,272
Fidelity Equity-Income Fund	827,303	95,625	98,220	5,013	785,418
Fidelity Government Income Fund	1,188,875	121,981	122,944	4,364	1,178,127
Fidelity Institutional Money Market Portfolio Institutional Class	2,142,654	203,543	189,206	932	2,156,991
Fidelity Large Cap Stock Fund	620,477	73,441	80,412	--	589,064
Fidelity Series 100 Index Fund	538,639	50,198	79,941	--	510,522
Fidelity Series Broad Market Opportunities Fund	952,291	108,953	126,200	--	903,231
Fidelity Series Small Cap Opportunities Fund	83,325	13,732	9,826	169	78,542
Fidelity Short-Term Bond Fund	2,142,654	206,155	191,776	4,924	2,156,991
Fidelity Strategic Income Fund	59,518	2,883	38,015	413	23,272
Fidelity Strategic Real Return Fund	1,188,876	111,886	91,908	9,404	1,178,127
Fidelity Total Bond Fund	3,562,162	343,457	323,824	25,990	3,531,468
Total	$14,879,542	$1,519,259	$1,567,762	$51,851	$14,544,777

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $14,233,150. Net unrealized appreciation aggregated $311,627, of which $552,122 related to appreciated investment securities and $240,495 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2028 Fund℠

October 31, 2015

1.858591.109
RW28-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 45.7%
	Shares	Value
Domestic Equity Funds - 40.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	84,408	$1,643,414
Fidelity Blue Chip Growth Fund (a)	22,108	1,524,368
Fidelity Equity-Income Fund (a)	42,718	2,346,075
Fidelity Large Cap Stock Fund (a)	64,077	1,759,557
Fidelity Series 100 Index Fund (a)	110,222	1,524,368
Fidelity Series Broad Market Opportunities Fund (a)	176,606	2,700,310
Fidelity Series Small Cap Opportunities Fund (a)	18,982	235,188

TOTAL DOMESTIC EQUITY FUNDS		11,733,280

International Equity Funds - 5.3%
Fidelity Advisor International Discovery Fund Class I (a)	38,424	1,538,886
TOTAL EQUITY FUNDS
(Cost $12,148,600)		13,272,166

Fixed-Income Funds - 36.6%
High Yield Fixed-Income Funds - 3.9%
Fidelity Capital & Income Fund (a)	58,988	560,387
Fidelity Strategic Income Fund (a)	53,574	560,387

TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,120,774

Investment Grade Fixed-Income Funds - 32.7%
Fidelity Government Income Fund (a)	182,239	1,898,927
Fidelity Strategic Real Return Fund (a)	221,837	1,898,927
Fidelity Total Bond Fund (a)	543,828	5,693,878

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,491,732

TOTAL FIXED-INCOME FUNDS
(Cost $10,896,679)		10,612,506

Short-Term Funds - 17.7%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	2,575,457	2,575,457
Fidelity Short-Term Bond Fund(a)	299,820	2,575,456
TOTAL SHORT-TERM FUNDS
(Cost $5,144,548)		5,150,913
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $28,189,827)		29,035,585
NET OTHER ASSETS (LIABILITIES) - 0.0%		(522)
NET ASSETS - 100%		$29,035,063

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,500,968	$235,292	$124,063	$--	$1,538,886
Fidelity Advisor Mid Cap II Fund Class I	1,584,355	257,415	125,836	--	1,643,414
Fidelity Blue Chip Growth Fund	1,470,393	317,372	141,716	558	1,524,368
Fidelity Capital & Income Fund	544,796	70,561	38,801	5,246	560,387
Fidelity Equity-Income Fund	2,262,570	387,721	196,670	14,368	2,346,075
Fidelity Government Income Fund	1,806,721	310,897	202,902	6,854	1,898,927
Fidelity Institutional Money Market Portfolio Institutional Class	2,429,345	382,829	236,717	1,088	2,575,457
Fidelity Large Cap Stock Fund	1,695,538	300,144	171,029	--	1,759,557
Fidelity Series 100 Index Fund	1,470,393	223,351	178,378	--	1,524,368
Fidelity Series Broad Market Opportunities Fund	2,601,678	450,350	268,211	--	2,700,310
Fidelity Series Small Cap Opportunities Fund	225,145	51,462	17,220	481	235,188
Fidelity Short-Term Bond Fund	2,429,345	393,387	247,193	5,755	2,575,456
Fidelity Strategic Income Fund	544,796	75,538	51,030	4,894	560,387
Fidelity Strategic Real Return Fund	1,806,721	292,473	151,872	14,972	1,898,927
Fidelity Total Bond Fund	5,422,944	889,532	539,533	40,870	5,693,878
Total	$27,795,708	$4,638,324	$2,691,171	$95,086	$29,035,585

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $28,289,330. Net unrealized appreciation aggregated $746,255, of which $1,311,659 related to appreciated investment securities and $565,404 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2030 Fund℠

October 31, 2015

1.858593.109
RW30-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 48.5%
	Shares	Value
Domestic Equity Funds - 42.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	50,327	$979,874
Fidelity Blue Chip Growth Fund (a)	13,205	910,473
Fidelity Equity-Income Fund (a)	25,484	1,399,584
Fidelity Large Cap Stock Fund (a)	38,211	1,049,275
Fidelity Series 100 Index Fund (a)	65,833	910,473
Fidelity Series Broad Market Opportunities Fund (a)	105,261	1,609,439
Fidelity Series Small Cap Opportunities Fund (a)	11,336	140,454

TOTAL DOMESTIC EQUITY FUNDS		6,999,572

International Equity Funds - 6.1%
Fidelity Advisor International Discovery Fund Class I (a)	25,168	1,007,965
TOTAL EQUITY FUNDS
(Cost $6,991,187)		8,007,537

Fixed-Income Funds - 35.3%
High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund (a)	37,222	353,613
Fidelity Strategic Income Fund (a)	33,806	353,613

TOTAL HIGH YIELD FIXED-INCOME FUNDS		707,226

Investment Grade Fixed-Income Funds - 31.1%
Fidelity Government Income Fund (a)	98,637	1,027,793
Fidelity Strategic Real Return Fund (a)	120,069	1,027,793
Fidelity Total Bond Fund (a)	294,181	3,080,073

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		5,135,659

TOTAL FIXED-INCOME FUNDS
(Cost $5,971,096)		5,842,885

Short-Term Funds - 16.2%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	1,336,792	1,336,792
Fidelity Short-Term Bond Fund (a)	155,622	1,336,792
TOTAL SHORT-TERM FUNDS
(Cost $2,668,166)		2,673,584
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $15,630,449)		16,524,006
NET OTHER ASSETS (LIABILITIES) - 0.0%		(342)
NET ASSETS - 100%		$16,523,664

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,101,274	$53,996	$92,840	$--	$1,007,965
Fidelity Advisor Mid Cap II Fund Class I	1,058,644	56,974	87,049	--	979,874
Fidelity Blue Chip Growth Fund	982,265	99,977	92,008	342	910,473
Fidelity Capital & Income Fund	383,670	12,546	31,254	3,457	353,613
Fidelity Equity-Income Fund	1,511,587	93,663	132,996	8,879	1,399,584
Fidelity Government Income Fund	1,099,498	72,956	136,110	3,891	1,027,793
Fidelity Institutional Money Market Portfolio Institutional Class	1,420,999	79,619	163,825	595	1,336,792
Fidelity Large Cap Stock Fund	1,133,246	75,172	113,374	--	1,049,275
Fidelity Series 100 Index Fund	982,265	43,918	116,051	--	910,473
Fidelity Series Broad Market Opportunities Fund	1,738,947	110,643	179,956	--	1,609,439
Fidelity Series Small Cap Opportunities Fund	150,981	17,069	12,024	296	140,454
Fidelity Short-Term Bond Fund	1,420,999	81,285	165,466	3,140	1,336,792
Fidelity Strategic Income Fund	383,670	14,835	38,734	3,223	353,613
Fidelity Strategic Real Return Fund	1,099,498	62,290	105,962	8,379	1,027,793
Fidelity Total Bond Fund	3,294,939	196,343	365,977	23,192	3,080,073
Total	$17,762,482	$1,071,286	$1,833,626	$55,394	$16,524,006

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $15,672,981. Net unrealized appreciation aggregated $851,025, of which $1,102,745 related to appreciated investment securities and $251,720 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2036 Fund℠

October 31, 2015

1.858599.109
RW36-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 54.2%
	Shares	Value
Domestic Equity Funds - 45.7%
Fidelity Advisor Mid Cap II Fund Class I (a)	35,221	$685,752
Fidelity Blue Chip Growth Fund (a)	9,231	636,464
Fidelity Equity-Income Fund (a)	17,832	979,340
Fidelity Large Cap Stock Fund (a)	26,768	735,041
Fidelity Series 100 Index Fund (a)	46,021	636,464
Fidelity Series Broad Market Opportunities Fund (a)	73,722	1,127,205
Fidelity Series Small Cap Opportunities Fund (a)	7,870	97,505

TOTAL DOMESTIC EQUITY FUNDS		4,897,771

International Equity Funds - 8.5%
Fidelity Advisor International Discovery Fund Class I (a)	22,580	904,336
TOTAL EQUITY FUNDS
(Cost $5,216,056)		5,802,107

Fixed-Income Funds - 33.2%
High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (a)	28,987	275,372
Fidelity Strategic Income Fund (a)	26,326	275,372

TOTAL HIGH YIELD FIXED-INCOME FUNDS		550,744

Investment Grade Fixed-Income Funds - 28.1%
Fidelity Government Income Fund (a)	57,688	601,104
Fidelity Strategic Real Return Fund (a)	70,223	601,105
Fidelity Total Bond Fund (a)	172,441	1,805,456

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,007,665

TOTAL FIXED-INCOME FUNDS
(Cost $3,682,564)		3,558,409

Short-Term Funds - 12.6%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	677,180	677,180
Fidelity Short-Term Bond Fund (a)	78,834	677,180
TOTAL SHORT-TERM FUNDS
(Cost $1,353,753)		1,354,360
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,252,373)		10,714,876
NET OTHER ASSETS (LIABILITIES) - 0.0%		(863)
NET ASSETS - 100%		$10,714,013

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$963,653	$36,408	$47,790	$--	$904,336
Fidelity Advisor Mid Cap II Fund Class I	723,304	31,026	34,847	--	685,752
Fidelity Blue Chip Growth Fund	672,526	60,020	41,464	233	636,464
Fidelity Capital & Income Fund	291,127	8,039	15,198	2,626	275,372
Fidelity Equity-Income Fund	1,033,614	51,680	55,779	6,036	979,340
Fidelity Government Income Fund	631,904	35,489	61,375	2,237	601,104
Fidelity Institutional Money Market Portfolio Institutional Class	704,121	34,165	61,106	295	677,180
Fidelity Large Cap Stock Fund	775,211	41,700	50,197	--	735,041
Fidelity Series 100 Index Fund	672,526	21,250	57,485	--	636,464
Fidelity Series Broad Market Opportunities Fund	1,189,333	60,222	80,693	--	1,127,205
Fidelity Series Small Cap Opportunities Fund	103,813	10,213	5,786	202	97,505
Fidelity Short-Term Bond Fund	704,121	35,005	61,918	1,557	677,180
Fidelity Strategic Income Fund	291,127	10,044	21,134	2,450	275,372
Fidelity Strategic Real Return Fund	631,904	29,517	44,002	4,777	601,105
Fidelity Total Bond Fund	1,895,712	96,715	161,017	13,340	1,805,456
Total	$11,283,996	$561,493	$799,791	$33,753	$10,714,876

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $10,283,844. Net unrealized appreciation aggregated $431,032, of which $653,431 related to appreciated investment securities and $222,399 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2026 Fund℠

October 31, 2015

1.858589.109
RW26-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 41.8%
	Shares	Value
Domestic Equity Funds - 37.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	21,587	$420,299
Fidelity Blue Chip Growth Fund (a)	5,654	389,819
Fidelity Equity-Income Fund (a)	10,924	599,969
Fidelity Large Cap Stock Fund (a)	16,387	449,977
Fidelity Series 100 Index Fund (a)	28,187	389,819
Fidelity Series Broad Market Opportunities Fund (a)	45,167	690,606
Fidelity Series Small Cap Opportunities Fund (a)	4,855	60,157

TOTAL DOMESTIC EQUITY FUNDS		3,000,646

International Equity Funds - 4.4%
Fidelity Advisor International Discovery Fund Class I (a)	8,872	355,329
TOTAL EQUITY FUNDS
(Cost $3,061,349)		3,355,975

Fixed-Income Funds - 37.9%
High Yield Fixed-Income Funds - 3.3%
Fidelity Capital & Income Fund (a)	13,847	131,544
Fidelity Strategic Income Fund (a)	12,576	131,544

TOTAL HIGH YIELD FIXED-INCOME FUNDS		263,088

Investment Grade Fixed-Income Funds - 34.6%
Fidelity Government Income Fund (a)	53,268	555,051
Fidelity Strategic Real Return Fund (a)	64,842	555,051
Fidelity Total Bond Fund (a)	159,194	1,666,758

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,776,860

TOTAL FIXED-INCOME FUNDS
(Cost $3,117,274)		3,039,948

Short-Term Funds - 20.3%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	812,525	812,525
Fidelity Short-Term Bond Fund (a)	94,590	812,525
TOTAL SHORT-TERM FUNDS
(Cost $1,623,833)		1,625,050
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $7,802,456)		8,020,973
NET OTHER ASSETS (LIABILITIES) - 0.0%		(401)
NET ASSETS - 100%		$8,020,572

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$332,852	$64,536	$25,738	$--	$355,329
Fidelity Advisor Mid Cap II Fund Class I	388,572	77,909	28,152	--	420,299
Fidelity Blue Chip Growth Fund	360,712	91,202	31,763	139	389,819
Fidelity Capital & Income Fund	123,170	20,616	8,523	1,224	131,544
Fidelity Equity-Income Fund	554,998	115,743	44,313	3,758	599,969
Fidelity Government Income Fund	503,677	97,590	41,605	1,977	555,051
Fidelity Institutional Money Market Portfolio Institutional Class	729,489	133,938	50,901	337	812,525
Fidelity Large Cap Stock Fund	416,432	88,100	38,700	--	449,977
Fidelity Series 100 Index Fund	360,712	67,010	40,769	--	389,819
Fidelity Series Broad Market Opportunities Fund	638,577	133,847	61,611	--	690,606
Fidelity Series Small Cap Opportunities Fund	55,720	14,212	3,710	120	60,157
Fidelity Short-Term Bond Fund	729,489	134,845	51,837	1,788	812,525
Fidelity Strategic Income Fund	123,170	18,939	8,540	1,142	131,544
Fidelity Strategic Real Return Fund	503,677	94,156	28,926	4,441	555,051
Fidelity Total Bond Fund	1,510,297	281,346	102,353	11,771	1,666,758
Total	$7,331,544	$1,433,989	$567,441	$26,697	$8,020,973

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $7,831,044. Net unrealized appreciation aggregated $189,929, of which $325,717 related to appreciated investment securities and $135,788 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2016 Fund℠

October 31, 2015

1.858577.109
RW16-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 3.8%
	Shares	Value
Domestic Equity Funds - 3.8%
Fidelity Advisor Mid Cap II Fund Class I (a)	2,957	$57,578
Fidelity Blue Chip Growth Fund (a)	772	53,232
Fidelity Equity-Income Fund (a)	1,484	81,478
Fidelity Large Cap Stock Fund (a)	2,215	60,837
Fidelity Series 100 Index Fund (a)	3,849	53,232
Fidelity Series Broad Market Opportunities Fund (a)	6,110	93,428
Fidelity Series Small Cap Opportunities Fund (a)	701	8,691
TOTAL DOMESTIC EQUITY FUNDS
(Cost $307,638)		408,476

Fixed-Income Funds - 0.8%
Investment Grade Fixed-Income Funds - 0.8%
Fidelity Government Income Fund (a)	1,772	18,468
Fidelity Strategic Real Return Fund(a)	2,158	18,468
Fidelity Total Bond Fund (a)	5,188	54,318
TOTAL FIXED-INCOME FUNDS
(Cost $81,522)		91,254

Short-Term Funds - 95.4%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	9,314,544	9,314,544
Fidelity Short-Term Bond Fund (a)	122,169	1,049,434
TOTAL SHORT-TERM FUNDS
(Cost $10,322,067)		10,363,978
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $10,711,227)		10,863,708
NET OTHER ASSETS (LIABILITIES) - 0.0%		(211)
NET ASSETS - 100%		$10,863,497

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Class I	$52,219	$18,624	$10,716	$--	$57,578
Fidelity Blue Chip Growth Fund	48,850	19,856	11,184	2,564	53,232
Fidelity Equity-Income Fund	74,959	26,808	16,548	507	81,478
Fidelity Government Income Fund	35,374	9,515	26,203	313	18,468
Fidelity Institutional Money Market Portfolio Institutional Class	6,556,828	3,250,334	492,618	3,403	9,314,544
Fidelity Large Cap Stock Fund	56,430	19,681	13,007	--	60,837
Fidelity Series 100 Index Fund	48,850	17,385	13,403	--	53,232
Fidelity Series Broad Market Opportunities Fund	85,908	31,244	20,871	--	93,428
Fidelity Series Small Cap Opportunities Fund	7,580	3,387	1,460	409	8,691
Fidelity Short-Term Bond Fund	1,314,734	402,617	667,748	3,022	1,049,434
Fidelity Strategic Real Return Fund	35,374	9,410	25,401	207	18,468
Fidelity Total Bond Fund	105,280	28,683	78,170	1,127	54,318
Total	$8,422,386	$3,837,544	$1,377,329	$11,552	$10,863,708

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $10,720,758. Net unrealized appreciation aggregated $142,950, of which $146,489 related to appreciated investment securities and $3,539 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2040 Fund℠

October 31, 2015

1.867287.108
RW40-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 57.5%
	Shares	Value
Domestic Equity Funds - 47.4%
Fidelity Advisor Mid Cap II Fund Class I (a)	34,103	$663,982
Fidelity Blue Chip Growth Fund (a)	8,947	616,913
Fidelity Equity-Income Fund (a)	17,269	948,403
Fidelity Large Cap Stock Fund (a)	25,931	712,053
Fidelity Series 100 Index Fund (a)	44,607	616,913
Fidelity Series Broad Market Opportunities Fund (a)	71,394	1,091,615
Fidelity Series Small Cap Opportunities Fund (a)	7,679	95,141

TOTAL DOMESTIC EQUITY FUNDS		4,745,020

International Equity Funds - 10.1%
Fidelity Advisor International Discovery Fund Class I (a)	25,281	1,012,498
TOTAL EQUITY FUNDS
(Cost $5,115,564)		5,757,518

Fixed-Income Funds - 32.5%
High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund (a)	29,623	281,416
Fidelity Strategic Income Fund (a)	26,904	281,417

TOTAL HIGH YIELD FIXED-INCOME FUNDS		562,833

Investment Grade Fixed-Income Funds - 26.9%
Fidelity Government Income Fund (a)	51,612	537,796
Fidelity Strategic Real Return Fund (a)	62,827	537,796
Fidelity Total Bond Fund (a)	154,096	1,613,385

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,688,977

TOTAL FIXED-INCOME FUNDS
(Cost $3,340,859)		3,251,810

Short-Term Funds - 10.0%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	502,744	502,744
Fidelity Short-Term Bond Fund (a)	58,527	502,744
TOTAL SHORT-TERM FUNDS
(Cost $1,004,910)		1,005,488
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,461,333)		10,014,816
NET OTHER ASSETS (LIABILITIES) - 0.0%		(370)
NET ASSETS - 100%		$10,014,446

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$1,008,243	$104,799	$52,101	$--	$1,012,498
Fidelity Advisor Mid Cap II Fund Class I	656,048	69,997	32,392	--	663,982
Fidelity Blue Chip Growth Fund	609,681	93,320	38,131	213	616,913
Fidelity Capital & Income Fund	279,191	25,275	15,044	2,561	281,416
Fidelity Equity-Income Fund	937,212	107,133	51,653	5,509	948,403
Fidelity Government Income Fund	528,785	66,798	53,326	1,901	537,796
Fidelity Institutional Money Market Portfolio Institutional Class	484,391	59,499	41,146	206	502,744
Fidelity Large Cap Stock Fund	703,402	82,708	46,744	--	712,053
Fidelity Series 100 Index Fund	609,681	58,282	53,145	--	616,913
Fidelity Series Broad Market Opportunities Fund	1,078,287	124,896	76,597	--	1,091,615
Fidelity Series Small Cap Opportunities Fund	93,721	15,384	4,374	184	95,141
Fidelity Short-Term Bond Fund	484,391	60,106	41,704	1,092	502,744
Fidelity Strategic Income Fund	279,191	27,874	21,271	2,391	281,417
Fidelity Strategic Real Return Fund	528,785	61,965	38,945	4,249	537,796
Fidelity Total Bond Fund	1,584,382	190,794	139,632	11,323	1,613,385
Total	$9,865,391	$1,148,830	$706,205	$29,629	$10,014,816

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $9,502,296. Net unrealized appreciation aggregated $512,520, of which $683,627related to appreciated investment securities and $171,107 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2024 Fund℠

October 31, 2015

1.858587.109
RW24-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 36.5%
	Shares	Value
Domestic Equity Funds - 33.0%
Fidelity Advisor Mid Cap II Fund Class I (a)	23,010	$447,995
Fidelity Blue Chip Growth Fund (a)	6,033	415,996
Fidelity Equity-Income Fund (a)	11,636	639,024
Fidelity Large Cap Stock Fund (a)	17,480	479,995
Fidelity Series 100 Index Fund (a)	30,079	415,996
Fidelity Series Broad Market Opportunities Fund (a)	48,072	735,023
Fidelity Series Small Cap Opportunities Fund (a)	5,165	63,999

TOTAL DOMESTIC EQUITY FUNDS		3,198,028

International Equity Funds - 3.5%
Fidelity Advisor International Discovery Fund Class I (a)	8,474	339,390
TOTAL EQUITY FUNDS
(Cost $3,162,789)		3,537,418

Fixed-Income Funds - 39.4%
High Yield Fixed-Income Funds - 2.5%
Fidelity Capital & Income Fund (a)	12,657	120,241
Fidelity Strategic Income Fund (a)	11,495	120,241

TOTAL HIGH YIELD FIXED-INCOME FUNDS		240,482

Investment Grade Fixed-Income Funds - 36.9%
Fidelity Government Income Fund (a)	68,865	717,568
Fidelity Strategic Real Return Fund (a)	83,828	717,568
Fidelity Total Bond Fund (a)	205,236	2,148,826

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,583,962

TOTAL FIXED-INCOME FUNDS
(Cost $3,919,124)		3,824,444

Short-Term Funds - 24.1%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	1,167,503	1,167,503
Fidelity Short-Term Bond Fund (a)	135,914	1,167,503
TOTAL SHORT-TERM FUNDS
(Cost $2,333,161)		2,335,006
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $9,415,074)		9,696,868
NET OTHER ASSETS (LIABILITIES) - 0.0%		(360)
NET ASSETS - 100%		$9,696,508

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$367,365	$29,260	$38,376	$--	$339,390
Fidelity Advisor Mid Cap II Fund Class I	478,287	40,230	47,172	--	447,995
Fidelity Blue Chip Growth Fund	444,705	58,640	49,919	157	415,996
Fidelity Capital & Income Fund	131,274	7,149	14,167	1,186	120,241
Fidelity Equity-Income Fund	683,848	62,795	72,711	4,060	639,024
Fidelity Government Income Fund	745,923	65,429	88,020	2,678	717,568
Fidelity Institutional Money Market Portfolio Institutional Class	1,198,769	95,331	126,597	509	1,167,503
Fidelity Large Cap Stock Fund	512,886	49,036	59,654	--	479,995
Fidelity Series 100 Index Fund	444,705	33,523	61,268	--	415,996
Fidelity Series Broad Market Opportunities Fund	786,629	73,594	95,892	--	735,023
Fidelity Series Small Cap Opportunities Fund	68,181	9,482	6,375	136	63,999
Fidelity Short-Term Bond Fund	1,198,769	97,564	128,814	2,690	1,167,503
Fidelity Strategic Income Fund	131,274	7,012	15,876	1,106	120,241
Fidelity Strategic Real Return Fund	745,924	58,260	66,951	5,695	717,568
Fidelity Total Bond Fund	2,237,771	179,159	237,098	15,963	2,148,826
Total	$10,176,310	$866,464	$1,108,890	$34,180	$9,696,868

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $9,448,056. Net unrealized appreciation aggregated $248,812, of which $417,252 related to appreciated investment securities and $168,440 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Income Replacement 2034 Fund℠

October 31, 2015

1.858597.109
RW34-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 52.5%
	Shares	Value
Domestic Equity Funds - 44.9%
Fidelity Advisor Mid Cap II Fund Class I (a)	31,122	$605,953
Fidelity Blue Chip Growth Fund (a)	8,159	562,532
Fidelity Equity-Income Fund (a)	15,759	865,509
Fidelity Large Cap Stock Fund (a)	23,648	649,373
Fidelity Series 100 Index Fund (a)	40,675	562,532
Fidelity Series Broad Market Opportunities Fund (a)	65,126	995,769
Fidelity Series Small Cap Opportunities Fund (a)	7,009	86,840

TOTAL DOMESTIC EQUITY FUNDS		4,328,508

International Equity Funds - 7.6%
Fidelity Advisor International Discovery Fund Class I (a)	18,455	739,108
TOTAL EQUITY FUNDS
(Cost $4,312,472)		5,067,616

Fixed-Income Funds - 34.1%
High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund (a)	24,782	235,434
Fidelity Strategic Income Fund (a)	22,508	235,434

TOTAL HIGH YIELD FIXED-INCOME FUNDS		470,868

Investment Grade Fixed-Income Funds - 29.2%
Fidelity Government Income Fund (a)	53,986	562,532
Fidelity Strategic Real Return Fund (a)	65,716	562,532
Fidelity Total Bond Fund (a)	161,276	1,688,560

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,813,624

TOTAL FIXED-INCOME FUNDS
(Cost $3,332,435)		3,284,492

Short-Term Funds - 13.4%
Fidelity Institutional Money Market Portfolio Institutional Class 0.16% (a)(b)	648,408	648,408
Fidelity Short-Term Bond Fund (a)	75,484	648,408
TOTAL SHORT-TERM FUNDS
(Cost $1,292,422)		1,296,816
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,937,329)		9,648,924
NET OTHER ASSETS (LIABILITIES) - 0.0%		(218)
NET ASSETS - 100%		$9,648,706

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Class I	$728,186	$97,950	$52,428	$--	$739,108
Fidelity Advisor Mid Cap II Fund Class I	591,182	82,667	41,572	--	605,953
Fidelity Blue Chip Growth Fund	548,955	105,221	46,599	207	562,532
Fidelity Capital & Income Fund	230,842	23,451	11,996	2,198	235,434
Fidelity Equity-Income Fund	843,607	125,474	64,698	5,391	865,509
Fidelity Government Income Fund	543,324	71,158	47,358	2,037	562,532
Fidelity Institutional Money Market Portfolio Institutional Class	628,717	73,404	53,714	277	648,408
Fidelity Large Cap Stock Fund	633,409	96,506	56,901	--	649,373
Fidelity Series 100 Index Fund	548,955	69,282	59,517	--	562,532
Fidelity Series Broad Market Opportunities Fund	970,289	145,664	90,008	--	995,769
Fidelity Series Small Cap Opportunities Fund	84,455	17,090	5,693	179	86,840
Fidelity Short-Term Bond Fund	628,717	74,175	54,499	1,463	648,408
Fidelity Strategic Income Fund	230,842	23,188	14,858	2,051	235,434
Fidelity Strategic Real Return Fund	543,324	68,274	34,663	4,511	562,532
Fidelity Total Bond Fund	1,629,034	205,653	122,762	12,120	1,688,560
Total	$9,383,838	$1,279,157	$757,266	$30,434	$9,648,924

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $8,984,215. Net unrealized depreciation aggregated $664,709, of which $810,901 related to appreciated investment securities and $146,192 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015